Income Tax - Reconciliations of Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Net income before income tax expenses	$ 139,767	$ 98,137	$ 94,614
Net income not subject to taxes	(148,118)	(205,363)	(138,951)
Net loss subject to taxes	(8,351)	(107,226)	(44,337)
Amount computed using the standard rate of corporate tax	731	(30,548)	(14,115)
Adjustments to valuation allowance and uncertain tax position	(3,352)	25,361	19,980
Permanent and currency differences	(2,069)	(2,540)	(4,195)
Change in tax rate	5,315	8,508
Tax expense charge related to the current year	$ 625	$ 781	$ 1,670